Summary Of Significant Accounting Policies (Narrative) (Details) - USD ($)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Jan. 01, 2014
Summary Of Significant Accounting Policies [Line Items]
Brokerage fee, per month	0.542%		0.417%
Brokerage fee, per annum	6.50%		5.00%
Administrative fee, percentage per annum, of the average net assets	0.25%
Administrative expenses	$ 338,595	$ 305,679
Parent Company [Member]
Summary Of Significant Accounting Policies [Line Items]
Administrative expenses	$ 47,987	$ 107,844
Tax Year 2012 [Member]
Summary Of Significant Accounting Policies [Line Items]
Partnership's open tax years	2012
Tax Year 2013 [Member]
Summary Of Significant Accounting Policies [Line Items]
Partnership's open tax years	2013
Tax Year 2014 [Member]
Summary Of Significant Accounting Policies [Line Items]
Partnership's open tax years	2014
Tax Year 2015 [Member]
Summary Of Significant Accounting Policies [Line Items]
Partnership's open tax years	2015